Presentation of Financial Statements and Significant Accounting Practices Adopted - Subsidiaries Included in Consolidated Financial Statements (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Estre Ambiental SA [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste management
Country of incorporation	Brazil
Percentage of ownership interest	93.92%
Estre USA [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Holding
Country of incorporation	USA
Percentage of ownership interest	100.00%
Road Participaes SA [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Holding
Country of incorporation	Brazil
Percentage of ownership interest	100.00%
Agua E Solo Ltda [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Laboratory analysis
Country of incorporation	Brazil
Percentage of ownership interest		100.00%	100.00%
Ambiental Sul Brasil Central Regional De Tratamento De Residuos Ltda [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste management center
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
Cavo [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Cleaning and collection
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
Pilares Participacao [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Holding
Country of incorporation	Brazil
Percentage of ownership interest			100.00%
Oxil Manufatura Reversa e Gerenciamento de Residuos Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Recycling
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
LMG Participacoes Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Holding
Country of incorporation	Brazil
Percentage of ownership interest			100.00%
Viva Ambiental e Servicos S.A. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Cleaning and collection
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
V2 Ambiental SPE S.A. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste management center
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
Resicontrol Solucoes Ambientais Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste management center
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
CGR Dona Juana S.A. ESP [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste management center
Country of incorporation	Colombia
CTR Itaborai [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste management center
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
Esergia Estrategias Energeticas Ambientais Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Energy use services
Country of incorporation	Brazil
Percentage of ownership interest		100.00%	50.00%
Estacao Ecologia - Area de Transbordo Triagem e Reciclagem de RCD S.A. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Recycling
Country of incorporation	Brazil
Percentage of ownership interest		100.00%	100.00%
Geo Vision Solucoes Ambientais e Energia S.A. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Holding
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
CGR Guatapara-Centro de Gerenciamento de Residuos Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste management center
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
Estre SPI Ambiental S.A. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Cleaning and collection
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
NGA - Nucleo de Gerenciamento Ambiental Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste treatment
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
NGA Jardinopolis-Nucleo de Gerenciamento Ambiental Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste treatment
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
NGA Ribeirao Preto Nucleo de Gerenciamento Ambiental Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste treatment
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
Reciclax-Reciclagem de Residuos da Construcoes Civil Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Recycling
Country of incorporation	Brazil
Percentage of ownership interest	88.00%	88.00%	88.00%
Guatapara Energia SA [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Energy use services
Country of incorporation	Brazil
Percentage of ownership interest	90.00%	90.00%	90.00%
CTR Porto Seguro [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste management center
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
Estre Energia Renovavel Part. S.A. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Holding
Country of incorporation	Brazil
Percentage of ownership interest	90.00%	90.00%	90.00%
SPE Paulinia Energia Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Energy use services
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
SPE Tremembe [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Energy use services
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
Curitiba Energia SPE [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Energy use services
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
Piratininga Energia E Participacoes Ltda [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Energy use services
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
CTR Arapiraca [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste treatment center
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
Estre Aterros E Valorizacao Holding SA [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Holding
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
NGA Sul Nucleo De Gerenciamento Ambiental SA [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Holding
Country of incorporation	Brazil
Percentage of ownership interest			100.00%
CGR Centro De Gerenciamento De Residuos Feira De Santana SA [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste management center
Country of incorporation	Brazil
Percentage of ownership interest	100.00%	100.00%	100.00%
GLA - Gestao Logistica Ambiental S.A. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Cleaning and collection
Country of incorporation	Brazil
Percentage of ownership interest	38.00%	38.00%
SPE Soma [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Cleaning and collection
Country of incorporation	Brazil
Percentage of ownership interest	82.00%	82.00%
Leccaros Participacoes S.A. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Holding
Country of incorporation	Brazil
Percentage of ownership interest			50.00%
CGR Catanduva - Centro de Gerenciamento de Residuos Ltda. [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Waste management center
Country of incorporation	Brazil
Percentage of ownership interest		50.00%
Estre Ambiental Sucursal Colombia [member]
Direct subsidiaries included in consolidated financial statements [line items]
Main activity	Cleaning and collection
Country of incorporation	Colombia
Percentage of ownership interest	100.00%	100.00%	100.00%